Expense Example - AEW Global Focused Real Estate Fund	Jun. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 685
Expense Example, with Redemption, 3 Years	999
Expense Example, with Redemption, 5 Years	1,335
Expense Example, with Redemption, 10 Years	2,282
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	680
Expense Example, with Redemption, 5 Years	1,194
Expense Example, with Redemption, 10 Years	2,416
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,533
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,392
Class T
Expense Example:
Expense Example, with Redemption, 1 Year	364
Expense Example, with Redemption, 3 Years	689
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	$ 2,016